11. ISSUABLE COMMON STOCK (Details Narrative)- annual (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2013	Dec. 31, 2010	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2014 Annual Member	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2010 Annual Member	Dec. 31, 2005 Annual Member	Dec. 31, 2011 Annual Member
New Shares Issued				248,030,860	222,399,749		23,371,111	222,399,749	170,421,178
Shares Issued for Cash							11,911,111
Proceeds from Sale of Stock							$ 217,500
Stock issued in payment of services and accounts payable, Shares	7,171,725	1,000,000					6,660,000	225,000		34,000	7,171,725
Fees for Services							121,500
Stock Issued For Accounts Payable			64,000				1,400,000			64,000
Stock Issued for Notes Payable							3,400,000	225,000	44,297
Acoounts Payable				$ 35,000		$ 124,578	$ 30,000	$ 75,000				$ 124,578